SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,588,484	$ 2,257,266	$ 2,016,613
Other comprehensive income before reclassifications	(15,746)	21,201	14,213
Amounts reclassified from accumulated other comprehensive income (loss)	(7,331)	(4,564)	(896)
Total other comprehensive income (loss)	(23,077)	16,637	13,317
Ending balance	2,837,959	2,588,484	2,257,266
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(16,662)	(33,299)	(46,616)
Ending balance	(39,739)	(16,662)	(33,299)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	13,285	4,131	(1,662)
Other comprehensive income before reclassifications	(13,368)	11,249	6,260
Amounts reclassified from accumulated other comprehensive income (loss)	(1,403)	(2,095)	(467)
Total other comprehensive income (loss)	(14,771)	9,154	5,793
Ending balance	(1,486)	13,285	4,131
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	4,836	2,351	(2,715)
Other comprehensive income before reclassifications	5,024	4,954	5,495
Amounts reclassified from accumulated other comprehensive income (loss)	(5,928)	(2,469)	(429)
Total other comprehensive income (loss)	(904)	2,485	5,066
Ending balance	3,932	4,836	2,351
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(34,783)	(39,781)	(42,239)
Other comprehensive income before reclassifications	(7,402)	4,998	2,458
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Total other comprehensive income (loss)	(7,402)	4,998	2,458
Ending balance	$ (42,185)	$ (34,783)	$ (39,781)